FINANCIAL INSTRUMENTS (Details Narrative) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) integer	Dec. 31, 2019 USD ($) integer
Statement [Line Items]
Cash	$ 11,713	$ 9,625
Credit Risk [Member]
Statement [Line Items]
Concentration of credit risk, counterparties accounted for trade accounts receivable | integer	3	6
Long-term investments [Member]
Statement [Line Items]
Total fair value		$ 1,114
Fair value of warrants		398
Warrant received		716
Liquidity Risk [Member]
Statement [Line Items]
Cash	$ 11,713
Working capital	$ 14,680
Foreign Currency Risk [Member]
Statement [Line Items]
Asset and liability exposure, description	A 10% fluctuation in the US/Mexican and Canadian/US exchange rates would impact the Company’s earnings (loss) for the year ended December 31, 2019, by approximately $589 (December 31, 2019 - $465).
Impact on net earning (loss)	$ 589	465
Price Risk [Member]
Statement [Line Items]
Asset and liability exposure, description	Based on outstanding accounts receivable that were subject to pricing adjustments, a 10% change in metals prices would have an impact on net earnings (loss) of approximately $2 (December 31, 2019 - $70).
Impact on net earning (loss)	$ 2	70
Price Risk [Member] | Long-term investments [Member]
Statement [Line Items]
Asset and liability exposure, description	A 10% change in market prices would not have a material impact on the Company’s operations.
Price Risk [Member] | Long-term investments One [Member]
Statement [Line Items]
Asset and liability exposure, description	A 10% change in market prices would have an impact on net earnings (loss) of approximately $418 (2019 - $467).
Impact on net earning (loss)	$ 418	$ 467